Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense

The following table summarizes income tax expense (benefit), within continuing operations, for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Current income tax expense (benefit):
Federal	$(3,123)	$(2,382)	$(314)
State	(637)	(552)	(30)
Total current income tax expense (benefit)	(3,760)	(2,934)	(344)
Deferred income tax expense (benefit):
Federal	(4,611)	521	120
State	(15)	79	(58)
Total deferred income tax expense (benefit)	(4,626)	600	62
Total income tax expense (benefit)	$(8,386)	$(2,334)	$(282)

Reconciliation of Effective Federal Tax Rates with Statutory Federal Income Tax Rate

A reconciliation of the effective tax rates in the consolidated statements of income from continuing operations with the statutory federal income tax rate of 34.0% is summarized in the following:

	Year Ended December 31,
	2014	2013	2012
Federal statutory rate	34.0%	34.0%	34.0%
State income taxes, net of federal benefit	4.9%	2.2%	0.2%
Deferred tax valuation allowance	(131.3)%	(10.6)%	(27.6)%
Fair value adjustments	14.7%	(14.9)%	(3.0)%
Revisions to prior year taxes	171.4%	2.1%	0.7%
Meals and entertainment	(0.1)%	(0.2)%	(0.1)%
Other	4.7%	2.3%	(1.1)%
Effective tax rate	98.3%	14.9%	3.1%

Summary of Unrecognized Tax Benefits

The following table provides a summary of the activity in the amount of unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$344	$378	$423
Additions based on tax positions related to the current year	—	—	—
Additions for tax positions of prior years	294	—	378
Reductions of tax positions of prior years	—	(34)	(423)
Settlements	(638)	—	—
Ending balance	$—	$344	$378

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the Company’s deferred tax assets and deferred tax liabilities as of December 31, 2014 and 2013 are summarized in the following table:

	December 31,
(Dollars in thousands)	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$375,193	$360,211
Alternative minimum tax credits	10,908	10,909
Repurchase reserve	2,098	2,450
Real Alloy Acquisition Costs	1,296	—
Inventory	641	469
Compensation	873	975
Litigation reserves	134	743
Bad debt	22	164
Other	149	121
Total deferred tax assets	391,314	376,042
Deferred tax liabilities:
Intangible assets and liabilities	624	1,013
Other	35	6
Total deferred tax liabilities	659	1,019
Net deferred tax asset before valuation allowance	390,655	375,023
Deferred tax valuation allowance	(385,551)	(375,029)
Net deferred tax asset (liability)	$5,104	$(6)